EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2025
Disclosure of information about defined benefit plans [Abstract]
EMPLOYEE BENEFITS [Text Block]

14. EMPLOYEE BENEFITS

Total employee benefit expenses, including salary and wages, management compensation, share-based expense and benefits for the twelve months ended December 31, 2025 amounted to $2,631,298 (2024 - $3,408,910; 2023 - $4,083,605).